UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07567

State street NAVIGATOR SECURITIES LENDING TRUST

(Exact name of registrant as specified in charter)

One Lincoln Street

Boston, MA 02111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service) Joshua A. Weinberg, Esq. Managing Director and Managing Counsel SSGA Funds Management, Inc. One Lincoln Street Boston, Massachusetts 02111	Copy to: Timothy W. Diggins, Esq. Ropes & Gray 800 Boylston Street Boston, Massachusetts 02110-2624

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Item 1. Schedule of Investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Schedule of Investments

March 31, 2018 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY DEBT — 22.6%
P-1, A-1+	Federal Farm Credit Bank, 1 month USD LIBOR - 0.13% (a)	1.518%	04/02/2018	08/30/2018	$53,000,000	$52,999,780
P-1, A-1+	Federal Farm Credit Bank, 1 month USD LIBOR - 0.17% (a)	1.553%	04/09/2018	10/09/2018	36,600,000	36,598,982
P-1, A-1+	Federal Farm Credit Bank, 1 month USD LIBOR - 0.13% (a)	1.577%	04/07/2018	06/07/2019	50,200,000	50,176,185
P-1, A-1+	Federal Farm Credit Bank, 1 month USD LIBOR - 0.12% (a)	1.643%	04/14/2018	11/14/2018	150,000,000	150,000,000
P-1, AA+	Federal Farm Credit Bank, 1 month USD LIBOR - 0.15% (a)	1.729%	04/29/2018	01/29/2019	41,900,000	41,899,475
P-1, A-1+	Federal Farm Credit Bank, 3 Month USD MMY + 0.12% (a)	1.888%	05/08/2018	05/08/2019	21,000,000	21,020,350
P-1, A-1+	Federal Farm Credit Bank, 1 month USD LIBOR - 0.16% (a)	1.595%	04/13/2018	11/13/2018	82,100,000	82,097,439
P-1, A-1+	Federal Farm Credit Bank, 1 month USD LIBOR - 0.11% (a)	1.667%	04/15/2018	04/16/2019	51,000,000	50,998,216
P-1, A-1+	Federal Farm Credit Bank, 1 month USD LIBOR - 0.11% (a)	1.667%	04/15/2018	01/15/2019	25,400,000	25,400,000
P-1, A-1+	Federal Home Loan Bank (b)	1.530%	04/05/2018	04/05/2018	98,000,000	97,983,340
P-1, A-1+	Federal Home Loan Bank, 1 month USD LIBOR - 0.11% (a)	1.554%	04/01/2018	04/01/2019	90,000,000	90,000,000
P-1, A-1+	Federal Home Loan Bank (b)	1.590%	04/18/2018	04/18/2018	200,000,000	199,849,833
P-1, A-1+	Federal Home Loan Bank (b)	1.600%	05/08/2018	05/08/2018	135,000,000	134,778,000
P-1, A-1+	Federal Home Loan Bank (b)	1.603%	04/25/2018	04/25/2018	144,500,000	144,345,578
P-1, A-1+	Federal Home Loan Bank (b)	1.700%	05/23/2018	05/23/2018	125,000,000	124,693,055
P-1, A-1+	Federal Home Loan Bank (b)	1.719%	05/18/2018	05/18/2018	37,000,000	36,916,963
P-1, A-1+	Federal Home Loan Bank (b)	1.720%	04/23/2018	04/23/2018	90,000,000	89,905,400
P-1, A-1+	Federal Home Loan Bank (b)	1.740%	05/11/2018	05/11/2018	100,000,000	99,806,667
P-1, A-1+	Federal Home Loan Bank (b)	1.890%	07/19/2018	07/19/2018	70,000,000	69,599,425
P-1, A-1+	Federal Home Loan Bank, 1 month USD LIBOR - 0.12% (a)	1.544%	04/01/2018	08/01/2018	80,500,000	80,500,000
P-1, A-1+	Federal Home Loan Bank, 3 month USD LIBOR - 0.19% (a)	2.105%	06/28/2018	06/28/2018	98,500,000	98,500,000
P-1, A-1+	Federal Home Loan Bank, 3 month USD LIBOR - 0.32% (a)	1.374%	04/03/2018	04/03/2018	56,300,000	56,300,000
P-1, A-1+	Federal Home Loan Bank, 1 month USD LIBOR - 0.11% (a)	1.767%	04/26/2018	05/24/2019	62,000,000	62,000,000
P-1, A-1+	Federal Home Loan Bank, 3 month USD LIBOR - 0.24% (a)	2.046%	06/26/2018	09/26/2018	125,000,000	125,000,000
P-1, A-1+	Federal Home Loan Bank, 1 month USD LIBOR - 0.14% (a)	1.524%	04/01/2018	02/01/2019	77,500,000	77,494,992
P-1, A-1+	Federal Home Loan Bank, 1 month USD LIBOR - 0.13% (a)	1.534%	04/01/2018	03/01/2019	70,000,000	70,000,223
P-1, A-1+	Federal Home Loan Bank, 1 month USD LIBOR - 0.12% (a)	1.671%	04/17/2018	08/17/2018	72,300,000	72,302,983
P-1, A-1+	Federal Home Loan Bank, 1 month USD LIBOR - 0.12% (a)	1.757%	04/26/2018	04/26/2019	63,000,000	63,000,000
P-1, A-1+	Federal Home Loan Bank, 1 month USD LIBOR - 0.13% (a)	1.742%	04/25/2018	01/25/2019	121,000,000	121,000,000
P-1, A-1+	Federal Home Loan Bank, 1 month USD LIBOR - 0.08% (a)	1.761%	04/21/2018	09/21/2018	70,100,000	70,100,000

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Schedule of Investments – (continued)

March 31, 2018 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY DEBT - (continued)
P-1, A-1+	Federal Home Loan Bank, 1 month USD LIBOR - 0.06% (a)	1.794%	04/22/2018	12/21/2018	$93,500,000	$93,500,000
P-1, A-1+	Federal Home Loan Bank, 1 month USD LIBOR - 0.13% (a)	1.742%	04/25/2018	07/25/2018	121,100,000	121,100,000
P-1, A-1+	Federal Home Loan Bank, 1 month USD LIBOR - 0.12% (a)	1.752%	04/26/2018	10/26/2018	100,000,000	99,994,742
P-1, A-1+	Federal Home Loan Mortgage Corp., 1 month USD LIBOR - 0.16% (a)	1.558%	04/11/2018	05/11/2018	213,400,000	213,400,000
P-1, A-1+	Federal Home Loan Mortgage Corp., 1 month USD LIBOR - 0.15% (a)	1.561%	04/08/2018	02/08/2019	45,000,000	45,000,000
P-1, A-1+	Federal Home Loan Mortgage Corp., 1 month USD LIBOR - 0.15% (a)	1.691%	04/21/2018	06/21/2018	163,000,000	163,000,000
P-1, A-1+	Federal Home Loan Mortgage Corp., 1 month USD LIBOR - 0.14% (a)	1.701%	04/21/2018	11/21/2018	75,000,000	75,000,000
P-1, A-1+	Federal National Mortgage Assoc. (b)	1.670%	06/18/2018	06/18/2018	100,000,000	99,638,167
TOTAL GOVERNMENT AGENCY DEBT						3,405,899,795

	TREASURY DEBT — 7.0%
P-1, A-1+	U.S. Treasury Bill (b)	1.550%	04/05/2018	04/05/2018	87,550,000	87,534,922
P-1, A-1+	U.S. Treasury Bill (b)	1.645%	05/31/2018	05/31/2018	200,000,000	199,451,667
P-1, A-1+	U.S. Treasury Bill (b)	1.705%	04/26/2018	04/26/2018	125,000,000	124,851,964
P-1, A-1+	U.S. Treasury Bill (b)	1.760%	06/28/2018	06/28/2018	152,000,000	151,346,062
P-1, A-1+	U.S. Treasury Note (b)	1.552%	03/31/2018	03/31/2018	50,000,000	50,000,000
P-1, A-1+	U.S. Treasury Note, 3 Month USD MMY (a)	1.768%	05/15/2018	01/31/2020	130,000,000	129,938,828
P-1, A-1+	U.S. Treasury Note, 3 Month USD MMY + 0.06% (a)	1.828%	04/02/2018	07/31/2019	100,000,000	100,123,259
P-1, A-1+	U.S. Treasury Note, 3 Month USD MMY + 0.07% (a)	1.838%	05/15/2018	04/30/2019	42,000,000	42,012,760
P-1, A-1+	U.S. Treasury Note, 3 Month USD MMY + 0.14% (a)	1.908%	05/15/2018	01/31/2019	39,000,000	39,038,295
P-1, A-1+	U.S. Treasury Note, 3 Month USD MMY + 0.17% (a)	1.938%	05/15/2018	10/31/2018	36,000,000	36,036,968
P-1, A-1+	U.S. Treasury Note, 3 Month USD MMY + 0.17% (a)	1.942%	05/15/2018	07/31/2018	43,000,000	43,027,842
P-1, A-1+	U.S. Treasury Note, 3 Month USD MMY + 0.19% (a)	1.958%	04/30/2018	04/30/2018	52,000,000	52,006,871
TOTAL TREASURY DEBT						1,055,369,438

	GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 51.7%
P-1, A-1+	Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by a U.S. Government Obligation, 3.500% due 08/01/2047, valued at $255,000,000); expected proceeds $250,050,278	1.810%	04/02/2018	04/02/2018	250,000,000	250,000,000

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Schedule of Investments – (continued)

March 31, 2018 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS - (continued)
P-1, A-1+	Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by various U.S. Government Obligations, 2.375% – 5.000% due 03/20/2043 – 03/20/2048, valued at $436,560,000); expected proceeds $428,086,076	1.810%	04/02/2018	04/02/2018	$428,000,000	$428,000,000
P-1, A-1+	Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by various U.S. Government Obligations, 2.500% – 5.000% due 02/01/2024 – 03/01/2048, valued at $739,536,359); expected proceeds $725,142,583	1.770%	04/02/2018	04/02/2018	725,000,000	725,000,000
P-1, A-1+	Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by various U.S. Government Obligations, 2.500% – 8.500% due 11/01/2018 – 04/01/2048, a U.S. Treasury Bond, 8.750% due 05/15/2020, and U.S. Treasury Strips, 0.000% due 02/15/2023 – 08/15/2023, valued at $104,040,000); expected proceeds $102,020,173	1.780%	04/02/2018	04/02/2018	102,000,000	102,000,000
P-1, A-1+	Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by a U.S. Government Obligation, 3.500% due 01/01/2048, and U.S. Treasury Notes, 1.375% – 1.625% due 02/28/2019 – 02/15/2026, valued at $367,200,076); expected proceeds $360,072,000	1.800%	04/02/2018	04/02/2018	360,000,000	360,000,000

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Schedule of Investments – (continued)

March 31, 2018 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS - (continued)
P-1, A-1+	Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by various U.S. Government Obligations, 1.000% – 5.000% due 02/26/2019 – 03/20/2048, a U.S. Treasury Bill, 0.000% due 05/17/2018, a U.S. Treasury Inflation Index Bond, 1.000% due 02/15/2046, a U.S. Treasury Inflation Index Note, 1.375% due 01/15/2020, U.S. Treasury Notes, 0.750% – 3.875% due 05/15/2018 – 02/15/2024, and a U.S. Treasury Strip, 0.000% due 02/15/2025, valued at $571,200,000); expected proceeds $560,196,000	1.800%	04/05/2018	04/05/2018	$560,000,000	$560,000,000
P-1, A-1+	Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 03/26/2018 (collateralized by various U.S. Government Obligations, 2.000% – 7.000% due 02/01/2021 – 06/01/2055, valued at $255,000,000); expected proceeds $250,082,153	1.690%	04/02/2018	04/02/2018	250,000,000	250,000,000
P-1, A-1+	Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 03/27/2018 (collateralized by various U.S. Government Obligations, 2.500% – 9.000% due 11/15/2022 – 04/01/2056, valued at $316,200,000); expected proceeds $310,106,089	1.760%	04/03/2018	04/03/2018	310,000,000	310,000,000
P-1, A-1+	Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 03/28/2018 (collateralized by various U.S. Government Obligations, 2.000% – 6.500% due 04/01/2019 – 03/01/2048, valued at $153,000,000); expected proceeds $150,051,333	1.760%	04/04/2018	04/04/2018	150,000,000	150,000,000
P-1, A-1+	Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by various U.S. Government Obligations, 2.500% – 7.000% due 04/01/2019 – 05/01/2056, valued at $918,000,000); expected proceeds $900,180,000	1.800%	04/02/2018	04/02/2018	900,000,000	900,000,000

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Schedule of Investments – (continued)

March 31, 2018 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS - (continued)
P-1, A-1+	Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by various U.S. Government Obligations, 2.500% – 8.000% due 04/01/2019 – 03/20/2048, valued at $306,000,000); expected proceeds $300,102,667	1.760%	04/05/2018	04/05/2018	$300,000,000	$300,000,000
P-1, A-1+	Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 03/28/2018 (collateralized by various U.S. Government Obligations, 2.000% – 6.000% due 09/01/2025 – 03/01/2048, valued at $255,000,001); expected proceeds $250,085,069	1.750%	04/04/2018	04/04/2018	250,000,000	250,000,000
P-1, A-1+	Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by various U.S. Government Obligations, 2.500% – 6.000% due 11/01/2021 – 03/01/2048, valued at $714,000,001); expected proceeds $700,136,111	1.750%	04/02/2018	04/02/2018	700,000,000	700,000,000
P-1, A-1+	Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 03/29/2018 (collateralized by various U.S. Government Obligations, 2.000% – 6.500% due 05/01/2018 – 08/01/2056, valued at $453,907,765); expected proceeds $445,089,494	1.810%	04/02/2018	04/02/2018	445,000,000	445,000,000
P-1, A-1+	Agreement with RBC Capital Markets and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by various U.S. Government Obligations, 3.500% due 06/20/2046 – 07/20/2047, U.S. Treasury Bonds, 3.000% – 3.750% due 08/15/2041 – 05/15/2045, a U.S. Treasury Inflation Index Bond, 0.875% due 02/15/2047, and U.S. Treasury Notes, 1.750% – 2.125% due 02/28/2021 – 11/30/2023, valued at $306,000,068); expected proceeds $300,059,000	1.770%	04/02/2018	04/02/2018	300,000,000	300,000,000

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Schedule of Investments – (continued)

March 31, 2018 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS - (continued)
P-1, A-1+	Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by various U.S. Government Obligations, 2.500% – 5.000% due 03/01/2025 – 01/01/2057, and a U.S. Treasury Note, 2.125% due 08/15/2021, valued at $255,000,000); expected proceeds $250,049,167	1.770%	04/02/2018	04/02/2018	$250,000,000	$250,000,000
P-1, A-1+	Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by various U.S. Government Obligations, 3.000% – 5.000% due 11/01/2032 – 12/01/2047, and a U.S. Treasury Bond, 5.375% due 02/15/2031, valued at $1,530,307,773); expected proceeds $1,500,301,667	1.810%	04/02/2018	04/02/2018	1,500,000,000	1,500,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS						7,780,000,000

TREASURY REPURCHASE AGREEMENTS — 18.6%
P-1, A-1+	Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by a U.S. Treasury Note, 1.250% due 05/31/2019, valued at $20,400,013); expected proceeds $20,004,000	1.800%	04/02/2018	04/02/2018	20,000,000	20,000,000
P-1, A-1+	Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by U.S. Treasury Notes, 1.250% – 2.250% due 07/31/2023 – 02/15/2027, valued at $104,594,932); expected proceeds $102,558,938	1.750%	04/02/2018	04/02/2018	102,539,000	102,539,000

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Schedule of Investments – (continued)

March 31, 2018 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	TREASURY REPURCHASE AGREEMENTS - (continued)
P-1, A-1+	Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 03/28/2018 (collateralized by a U.S. Treasury Bond, 3.000% due 05/15/2045, a U.S. Treasury Inflation Index Bond, 1.000% due 02/15/2046, a U.S. Treasury Inflation Index Note, 0.125% due 07/15/2024, U.S. Treasury Notes, 1.143% – 2.125% due 04/30/2019 – 08/15/2025, and U.S. Treasury Strips, 0.000% due 11/15/2023 – 11/15/2024, valued at $102,000,000); expected proceeds $100,034,028	1.750%	04/04/2018	04/04/2018	$100,000,000	$100,000,000
P-1, A-1+	Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by a U.S. Treasury Bond, 3.750% due 08/15/2041, and U.S. Treasury Notes, 1.500% – 2.000% due 07/15/2020 – 07/31/2022, valued at $285,600,060); expected proceeds $280,054,756	1.760%	04/02/2018	04/02/2018	280,000,000	280,000,000
P-1, A-1+	Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by U.S. Treasury Inflation Index Bonds, 1.375% – 3.875% due 04/15/2029 – 02/15/2044, and U.S. Treasury Notes, 1.500% – 1.625% due 12/31/2018 – 10/15/2020, valued at $51,000,014); expected proceeds $50,098,333	1.770%	04/02/2018	04/02/2018	50,000,000	50,000,000
P-1, A-1+	Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by a U.S. Treasury Bill, 0.000% due 06/28/2018, valued at $43,860,041); expected proceeds $43,014,883	1.780%	04/05/2018	04/05/2018	43,000,000	43,000,000
P-1, A-1+	Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 03/26/2018 (collateralized by a U.S. Treasury Note, 2.500% due 05/15/2024, valued at $102,000,066); expected proceeds $100,036,056	1.700%	04/02/2018	04/02/2018	100,000,000	100,000,000

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Schedule of Investments – (continued)

March 31, 2018 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	TREASURY REPURCHASE AGREEMENTS - (continued)
P-1, A-1+	Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 03/27/2018 (collateralized by U.S. Treasury Strips, 0.000% due 08/15/2028 – 08/15/2040, valued at $102,000,698); expected proceeds $100,034,222	1.760%	04/03/2018	04/03/2018	$100,000,000	$100,000,000
P-1, A-1+	Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 03/29/2018 (collateralized by U.S. Treasury Strips, 0.000% due 11/15/2028 – 02/15/2036, valued at $38,826,309); expected proceeds $38,071,528	1.780%	04/02/2018	04/02/2018	38,064,000	38,064,000
P-1, A-1+	Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 03/29/2018 (collateralized by U.S. Treasury Notes, 1.125% – 4.000% due 08/15/2018 – 07/31/2020, valued at $262,147,473); expected proceeds $257,051,114	1.790%	04/02/2018	04/02/2018	257,000,000	257,000,000
P-1, A-1+	Agreement with Lloyds Bank PLC and dated 02/14/2018 (collateralized by a U.S. Treasury Inflation Index Bond, 0.375% due 07/15/2025, valued at $76,674,560); expected proceeds $75,318,750 (c)	1.700%	03/30/2018	05/15/2018	75,000,000	75,000,000
P-1, A-1+	Agreement with Lloyds Bank PLC and dated 02/21/2018 (collateralized by U.S. Treasury Inflation Index Bonds, 0.125% – 1.750% due 07/15/2024 – 01/15/2028, valued at $102,208,651); expected proceeds $100,430,167 (c)	1.740%	03/30/2018	05/21/2018	100,000,000	100,000,000
P-1, A-1+	Agreement with Lloyds Bank PLC and dated 03/07/2018 (collateralized by U.S. Treasury Inflation Index Bonds, 0.125% – 0.750% due 04/15/2022 – 02/15/2042, valued at $102,148,421); expected proceeds $100,439,556 (c)	1.720%	03/30/2018	06/07/2018	100,000,000	100,000,000
P-1, A-1+	Agreement with Lloyds Bank PLC and dated 11/16/2017 (collateralized by a U.S. Treasury Bond, 8.000% due 11/15/2021, and U.S. Treasury Inflation Index Bonds, 0.125% – 2.500% due 04/15/2021 – 01/15/2029, valued at $77,580,260); expected proceeds $75,652,500 (c)	1.740%	03/30/2018	05/15/2018	75,000,000	75,000,000

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Schedule of Investments – (continued)

March 31, 2018 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	TREASURY REPURCHASE AGREEMENTS - (continued)
P-1, A-1+	Agreement with Lloyds Bank PLC and dated 12/06/2017 (collateralized by U.S. Treasury Inflation Index Bonds, 0.125% – 2.500% due 04/15/2021 – 01/15/2029, valued at $103,277,862); expected proceeds $100,875,000 (c)	1.750%	03/30/2018	06/04/2018	$100,000,000	$100,000,000
P-1, A-1+	Agreement with MUFG Securities, dated 03/27/2018 (collateralized by a U.S. Treasury Bond, 2.875% due 11/15/2046, and U.S. Treasury Notes, 2.125% - 2.625% due 11/15/2020 – 03/31/2024, valued at $127,518,496); expected proceeds $125,042,535	1.750%	04/03/2018	04/03/2018	125,000,000	125,000,000
P-1, A-1+	Agreement with MUFG Securities, dated 03/29/2018 (collateralized by a U.S. Treasury Bond, 1.5% due 8/15/2026, and U.S. Treasury Notes, 1.25% - 2.375% due 12/31/2019 – 05/15/2027, valued at $127,517,068); expected proceeds $125,025,000	1.800%	04/02/2018	04/02/2018	125,000,000	125,000,000
P-1, A-1+	Agreement with MUFG Securities, dated 03/29/2018 (collateralized by U.S. Treasury Notes, 1.250% - 1.750% due 03/31/2019 – 11/15/2022, valued at $101,949,715); expected proceeds $100,024,722	1.780%	04/03/2018	04/03/2018	100,000,000	100,000,000
P-1, A-1+	Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by various U.S. Treasury Bonds, 2.500% – 3.375% due 08/15/2042 – 05/15/2046, a U.S. Treasury Inflation Index Bond, 2.500% due 01/15/2029, a U.S. Treasury Inflation Index Note, 1.125% due 01/15/2021, and U.S. Treasury Notes, 1.750% – 2.375% due 03/31/2022 – 08/15/2024, valued at $408,000,003); expected proceeds $400,077,778	1.750%	04/02/2018	04/02/2018	400,000,000	400,000,000

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Schedule of Investments – (continued)

March 31, 2018 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
TREASURY REPURCHASE AGREEMENTS - (continued)
P-1, A-1+	Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by a U.S. Treasury Bill, 0.000% due 08/16/2018, U.S. Treasury Bonds, 3.125% – 4.500% due 02/15/2036 – 08/15/2044, a U.S. Treasury Inflation Index Note, 0.125% due 04/15/2019, and U.S. Treasury Notes, 0.750% – 1.250% due 08/31/2018 – 10/31/2021, valued at $510,000,071); expected proceeds $500,104,444	1.880%	04/02/2018	04/02/2018	$500,000,000	$500,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS						2,790,603,000

TOTAL INVESTMENTS — 100.3%(d)(e)						15,031,872,233
OTHER ASSETS IN EXCESS OF LIABILITIES — (0.3)%						(45,835,493)
NET ASSETS — 100.0%						$14,986,036,740

*	Moody's rating, Standard & Poor's rating, respectively. (Unaudited)
(a)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Rate represents annualized yield at date of purchase.
(c)	Illiquid security. These securities represent $450,000,000 or 3.0% of net assets as of March 31, 2018.
(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying notes to schedule of investments).
(e)	Also represents the cost for federal tax purposes.

MMY Money Market Yield

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Notes to Schedule of Investments

March 31, 2018 (Unaudited)

Security Valuation

The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the "Committee") and approved by the Board of Trustees of the Trust (the "Board"). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for determining the fair value of investments.

The Fund's securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.

Various inputs are used in determining the value of the Fund’s investments. The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Fund had no material transfers between levels for the period ended March 31, 2018.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Schedule of Investments

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

SHORT-TERM INVESTMENTS — 99.9%
ASSET BACKED COMMERCIAL PAPER — 8.4%
Alpine Securitizaton Ltd. 1.75%, 4/6/2018 (a)	$15,000,000	$14,994,137
Barclays Bank PLC 1.83%, 4/6/2018 (a)	20,000,000	19,992,809
Bedford Row Funding Corp. 2.30%, 7/2/2018 (a)	15,000,000	14,908,641
Cancara Asset Securitisation LLC 1.75%, 4/3/2018 (a)	17,000,000	16,995,979
Collateralized Commercial Paper Co. LLC 1.73%, 4/13/2018 (a)	25,000,000	24,981,042
Kells Funding LLC 1.73%, 4/4/2018 (a)	10,000,000	9,997,165
Manhattan Asset Funding Company LLC 1.94%, 4/23/2018 (a)	16,420,000	16,398,335
		118,268,108

CERTIFICATES OF DEPOSIT — 35.7%
Bank of America NA 1 month USD LIBOR + 0.18%, 1.95%, 8/14/2018 (b)	13,000,000	12,999,520
Bank of America NA 1 month USD LIBOR + 0.16%, 1.95%, 7/16/2018 (b)	33,000,000	32,999,046
Bank of Montreal 3 month USD LIBOR + 0.17%, 2.09%, 5/23/2018 (b)	20,000,000	20,005,453
Bank of Nova Scotia 1 month USD LIBOR + 0.19%, 2.07%, 8/28/2018 (b)	15,000,000	14,989,034
Bank of Tokyo-Mitsubishi UFJ Ltd. 1.74%, 4/17/2018 (a)	20,000,000	19,999,135
Bank of Tokyo-Mitsubishi UFJ Ltd. 1.75%, 4/20/2018 (a)	19,000,000	18,998,870
Bank of Tokyo-Mitsubishi UFJ Ltd. 1.83%, 5/24/2018 (a)	15,000,000	14,994,961
BNP Paribas 1.72%, 4/2/2018 (a)	20,000,000	20,000,207
BNP Paribas 1.77%, 5/1/2018 (a)	20,000,000	19,999,961
Canadian Imperial Bank of Commerce 1 month USD LIBOR + 0.19%, 2.07%, 8/31/2018 (b)	25,000,000	24,979,112
Credit Industriel et Commercial 1 month USD LIBOR + 0.19%, 1.88%, 7/5/2018 (b)	15,000,000	14,999,383
Lloyds Bank PLC 1 month USD LIBOR + 0.20%, 1.87%, 9/28/2018 (b)	17,000,000	16,980,008
Mizuho Bank Ltd. 1.70%, 4/3/2018 (a)	25,000,000	24,999,888
Mizuho Bank Ltd. 2.30%, 6/15/2018 (a)	20,000,000	20,005,788
Norinchukin Bank 1.70%, 4/4/2018 (a)	25,000,000	24,998,413
Royal Bank of Canada 3 month USD LIBOR + 0.09%, 1.79%, 4/5/2018 (b)	20,000,000	20,000,229
Royal Bank of Canada 3 month USD LIBOR + 0.13%, 2.20%, 6/12/2018 (b)	15,000,000	15,006,702

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Schedule of Investments – (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

SHORT-TERM INVESTMENTS (continued)
CERTIFICATES OF DEPOSIT - (continued)
Skandinaviska Enskilda Banken AB 3 month USD LIBOR + 0.07%, 2.36%, 9/27/2018 (b)	$10,000,000	$10,000,000
Sumitomo Mitsui Banking Corp. 1.70%, 4/3/2018 (a)	25,000,000	24,999,937
Sumitomo Mitsui Banking Corp. 1 month USD LIBOR + 0.20%, 1.89%, 6/1/2018 (b)	20,000,000	19,997,105
Svenska Handelsbanken AB 1 month USD LIBOR + 0.15%, 1.80%, 4/30/2018 (b)	20,000,000	20,003,771
Svenska Handelsbanken AB 1 month USD LIBOR + 0.27%, 1.94%, 12/3/2018 (b)	20,000,000	19,983,035
Toronto-Dominion Bank 1 month USD LIBOR + 0.23%, 1.92%, 12/6/2018 (b)	10,000,000	9,987,573
Wells Fargo Bank NA 1 month USD LIBOR + 0.22%, 2.01%, 11/15/2018 (b)	15,000,000	14,983,619
Wells Fargo Bank NA 1 month USD LIBOR + 0.25%, 2.06%, 11/19/2018 (b)	20,000,000	19,981,778
Wells Fargo Bank NA 1 month USD LIBOR + 0.28%, 2.09%, 12/19/2018 (b)	25,000,000	24,977,946
		501,870,474

FINANCIAL COMPANY COMMERCIAL PAPER — 36.6%
Australia & New Zealand Banking Group Ltd. 1 month USD LIBOR + 0.18%, 2.05%, 8/24/2018 (b)	25,000,000	24,985,583
Bank of Montreal 2.11%, 6/4/2018 (a)	20,000,000	20,004,771
Bank of Nova Scotia 1 month USD LIBOR + 0.20%, 1.89%, 7/6/2018 (b)	11,300,000	11,299,640
Bank of Nova Scotia 2.25%, 6/25/2018 (a)	15,000,000	15,000,366
Bank of Nova Scotia 3 month USD LIBOR + 0.10%, 2.40%, 9/28/2018 (b)	10,000,000	10,000,000
Collateralized Commercial Paper Co. LLC 1 month USD LIBOR + 0.17%, 2.05%, 4/27/2018 (b)	15,000,000	15,003,258
Commonwealth Bank of Australia 1 month USD LIBOR + 0.19%, 1.88%, 10/5/2018 (b)	15,000,000	14,985,207
Commonwealth Bank of Australia 1 month USD LIBOR + 0.19%, 1.89%, 9/7/2018 (b)	20,000,000	19,985,672
Commonwealth Bank of Australia 2.04%, 5/25/2018 (a)	25,000,000	24,919,685
Credit Suisse 1.80%, 5/9/2018 (a)	10,000,000	9,979,329
Credit Suisse 1 month USD LIBOR + 0.26%, 1.92%, 5/1/2018 (b)	20,000,000	20,005,596
DBS Bank Ltd. 2.07%, 6/1/2018 (a)	20,000,000	19,925,120
DBS Bank Ltd. 2.10%, 6/5/2018 (a)	20,000,000	19,919,080
DnB Bank ASA 1.68%, 4/4/2018 (a)	55,000,000	54,985,315
DZ Bank AG Deutsche Zentral-Genossenschafts Bank 1.72%, 4/3/2018 (a)	25,000,000	24,993,993

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Schedule of Investments – (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

SHORT-TERM INVESTMENTS (continued)
FINANCIAL COMPANY COMMERCIAL PAPER - (continued)
HSBC Bank PLC 1 month USD LIBOR + 0.16%, 1.96%, 5/18/2018 (b)	$11,000,000	$11,001,840
ING U.S. Funding LLC 1 month USD LIBOR + 0.24%, 1.93%, 5/4/2018 (b)	14,000,000	14,003,590
ING U.S. Funding LLC 1 month USD LIBOR + 0.27%, 1.94%, 9/4/2018 (b)	15,000,000	14,995,187
ING U.S. Funding LLC 1 month USD LIBOR + 0.19%, 2.00%, 7/17/2018 (b)	19,000,000	18,996,467
Oversea-Chinese Banking Corp. Ltd. 2.10%, 6/4/2018 (a)	25,000,000	24,898,895
Toronto-Dominion Bank 1 month USD LIBOR + 0.16%, 1.85%, 6/5/2018 (b)	25,000,000	25,003,088
Toronto-Dominion Bank 1 month USD LIBOR + 0.25%, 2.12%, 1/24/2019 (b)	20,000,000	19,970,714
UBS AG 3 month USD LIBOR + 0.18%, 1.87%, 10/2/2018 (b)	15,000,000	15,017,065
UBS AG 1 month USD LIBOR + 0.20%, 1.89%, 4/6/2018 (b)	20,000,000	20,000,730
Westpac Banking Corp. 1 month USD LIBOR, 1.84%, 8/31/2018 (b)	24,000,000	23,986,166
Westpac Banking Corp. 3 month USD LIBOR + 0.13%, 1.88%, 1/18/2019 (b)	20,000,000	20,018,769
		513,885,126

OTHER COMMERCIAL PAPER — 4.3%
Erste Abwicklungsanstalt 1.75%, 5/2/2018 (a)	30,000,000	29,942,795
Erste Abwicklungsanstalt 2.09%, 5/29/2018 (a)	20,000,000	19,929,341
Toyota Motor Credit Corp. 2.03%, 6/5/2018 (a)	10,000,000	9,961,146
		59,833,282

OTHER NOTES — 8.9%
Bank of America NA 1 month USD LIBOR + 0.18%, 1.85%, 8/2/2018 (b)	13,000,000	13,000,427
Canadian Imperial Bank of Commerce 1.64%, 4/2/2018 (a)	30,000,000	30,000,000
Credit Agricole Corporate and Investment Bank 1.67%, 4/2/2018 (a)	32,033,000	32,033,000

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Schedule of Investments – (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

SHORT-TERM INVESTMENTS (continued)
OTHER NOTES - (continued)
Skandinaviska Enskilda Banken AB 1.67%, 4/2/2018 (a)	$50,000,000	$50,000,000
		125,033,427

GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 2.8%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by various U.S. Government Obligations, 3.500% – 4.000% due 10/25/2043 – 09/25/2044, valued at $43,200,001); expected proceeds $40,008,044 1.81%, 4/2/2018	40,000,000	40,000,000

OTHER REPURCHASE AGREEMENTS — 3.2%
Agreement with BNP Paribas Securities Corp. and dated 03/29/2018 (collateralized by various Common Stocks, and various U.S. Treasury Notes, 0.125% – 2.375% due 04/30/2019 – 11/15/2025, valued at $10,800,525); expected proceeds $10,002,033 1.83%, 4/2/2018	10,000,000	10,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by a Common Stock, valued at $21,600,009); expected proceeds $20,004,067 1.83%, 4/2/2018	20,000,000	20,000,000
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 03/29/2018 (collateralized by various Corporate Bonds, 3.900% – 7.875% due 06/01/2039 – 03/27/2048, valued at $16,701,142); expected proceeds $15,005,483 1.88%, 4/5/2018	15,000,000	15,000,000
		45,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $1,404,123,752)		1,403,890,417

TOTAL INVESTMENTS — 99.9% (Cost $1,404,123,752)		1,403,890,417
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		937,917

NET ASSETS — 100.0%		$1,404,828,334

(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
INVESTMENTS:
Short-Term Investments
Asset Backed Commercial Paper	$—	$118,268,108	$—	$118,268,108
Certificates of Deposit	—	501,870,474	—	501,870,474
Financial Company Commercial Paper	—	513,885,126	—	513,885,126
Other Commercial Paper	—	59,833,282	—	59,833,282
Other Notes	—	125,033,427	—	125,033,427
Government Agency Repurchase Agreements	—	40,000,000	—	40,000,000
Other Repurchase Agreements	—	35,000,000	—	35,000,000
Treasury Repurchase Agreements	—	10,000,000	—	10,000,000

TOTAL INVESTMENTS	$—	$1,403,890,417	$—	$1,403,890,417

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Notes to Schedule of Investments

March 31, 2018 (Unaudited)

Security Valuation

The Fund’s investments are valued at fair value each day that the New York Stock Exchange ("NYSE") is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the "Board"). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value the Fund's investments by major category are as follows:

•	Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is "cleaned" from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•	Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

•	Repurchase agreements are valued at the repurchase price as of valuation date.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Various inputs are used in determining the value of the Fund’s investments.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Notes to Schedule of Investments – (continued)

March 31, 2018 (Unaudited)

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Fund had no material transfers between levels for the period ended March 31, 2018.

Aggregate Unrealized Appreciation and Depreciation

As of March 31, 2018, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Navigator Securities Lending Portfolio I	$1,404,123,752	$81,650	$314,985	$(233,335)

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)       The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer) of State Street Navigator Securities Lending Trust

Date:	May 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer) of State Street Navigator Securities Lending Trust

Date:	May 18, 2018

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial Officer) of State Street Navigator Securities Lending Trust

Date:	May 18, 2018